Provisions - By classification (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions
Current provisions	$ 983	$ 564
Non-current provisions	11,610	9,800
Total provisions	12,593	10,364	$ 9,555
Decommissioning and restoration provision
Provisions
Current provisions	430	337
Non-current provisions	11,501	9,564
Total provisions	11,931	9,901	8,792
Royalties
Provisions
Current provisions	290	182
Total provisions	290	182	222
Other
Provisions
Current provisions	263	45
Non-current provisions	109	236
Total provisions	$ 372	$ 281	$ 541